Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Vessels (Note 8)	$ 2,865,308	$ 3,177,262
Assets under construction (Note 8)	207,069	0
Right-of-use assets (Note 8)	52,955	58,908
Other tangible assets (Note 8)	1,759	2,265
Intangible assets	161	39
Receivables (Note 10)	55,054	71,083
Investments in equity accounted investees (Note 26)	51,703	50,322
Deferred tax assets (Note 9)	1,357	2,715
Non-Current assets	3,235,366	3,362,594
Current assets
Bunker inventory (Note 11)	75,780	183,382
Non-current assets held for sale (Note 3)	0	12,705
Trade and other receivables (Note 12)	214,479	308,987
Current tax assets	136	221
Cash and cash equivalents (Note 13)	161,478	296,954	[1]
Total current assets	451,873	802,249
TOTAL ASSETS	3,687,239	4,164,843
Equity
Share capital (Note 14)	239,148	239,148
Share premium (Note 14)	1,702,549	1,702,549
Translation reserve	935	299
Hedging reserve (Note 14)	(7,456)	(4,583)
Treasury shares (Note 14)	(164,104)	(45,616)
Retained earnings	540,714	420,058
Equity attributable to owners of the Company	2,311,786	2,311,855	[2]
Non-current liabilities
Bank loans (Note 16)	836,318	1,173,944
Other notes (Note 16)	198,279	198,571
Other borrowings (Note 16)	100,056	107,978
Lease liabilities (Note 16)	21,172	43,161
Other payables (Note 18)	6,893	3,809
Employee benefits (Note 17)	7,987	8,094
Provisions (Note 21)	1,154	1,381
Total non-current liabilities	1,171,859	1,536,938
Current liabilities
Trade and other payables (Note 18)	85,150	94,408
Current tax liabilities	629	49
Bank loans (Note 16)	20,542	49,507
Other borrowings (Note 16)	51,297	139,235
Lease liabilities (Note 16)	45,749	32,463
Provisions (Note 21)	227	388
Total current liabilities	203,594	316,050
TOTAL EQUITY and LIABILITIES	$ 3,687,239	$ 4,164,843

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.